UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net loss	$ (2,890,965)	$ (5,388,771)	$ (10,416,643)	$ (5,385,803)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	14,667	12,101	24,737	27,635
Common stock issued for services rendered	67,800	0	240,000	320,533
Stock-based compensation expense	169,796	205,260	704,524	135,546
Preferred stock of subsidiary issued for interest on notes payable			0	20,784
Interest related to beneficial conversion feature	0	426,144	1,200,433	1,620,955
Accrued interest converted to common stock	36,736	0
Income from forgiveness of debt			0	(115,000)
Note discount amortized as interest	1,475	785,480	1,357,134	159,657
Deferred charges expensed as interest	5,064	600,105	937,234	142,836
Loss (gain) on change in fair value of warrant liability	0	678,755	944,291	(242,052)
Changes in operating assets and liabilities:
Accounts receivable, net	(83,674)	(111,990)	36,022	(60,516)
Inventories, net	(50,897)	92,841	130,205	41,033
Prepaid expenses and other current assets	(15,879)	21,346	23,911	38,771
Security deposits	0	(10,425)	(15,963)	0
Deferred charges	0	(258,180)	(258,181)	(436,222)
Accounts payable	115,517	(75,926)	(197,567)	(123,624)
Customer deposits	12,779	4,797	3,079	(154,675)
Accrued interest payable	(21,401)	412,562	424,033	86,328
Accrued expenses	89,588	280,937	67,992	(2,767)
Net cash used in operating activities	(2,549,394)	(2,324,964)	(4,794,759)	(3,926,581)
Investing Activities
Purchases of fixed assets	(17,149)	(24,499)	(36,633)	(11,606)
Net cash used in investing activities	(17,149)	(24,499)	(36,633)	(11,606)
Financing Activities
Proceeds from issuance of common stock	250,000	2,600,000	3,670,337	825,000
Repayment of borrowings			(275,000)	(1,924,957)
Repayment of borrowings from shareholders			0	(71,500)
Proceeds from notes payable			2,600,000	6,497,100
Repayments under capital lease obligation	(1,847)	0	(1,206)	0
Net decrease in due to related party	(2,778)	(2,634)	(5,343)	(5,077)
Net cash provided by financing activities	245,375	2,597,366	5,988,788	5,320,566
Net change in cash and cash equivalents	(2,321,168)	247,903	1,157,396	1,382,379
Cash and cash equivalents at beginning of period	2,543,898	1,386,502	1,386,502	4,123
Cash and cash equivalents at end of period	222,730	1,634,405	2,543,898	1,386,502
Supplemental cash flow information:
Cash paid for interest	2,612	2,511	270,586	43,642
Cash paid for income taxes	0	0	0	0
Noncash investing and financing activities:
Preferred stock of subsidiary issued for conversion of debt, including accrued interest			0	3,084,474
Common stock issued for conversion of debt, including accrued interest	1,892,736	456,217	7,346,590	0
Stock based compensation expense	169,796	205,260	704,524	135,546
Common stock, warrants and options issued for services	67,800	0	240,000	456,079
Unamortized portion of debt discount	8,924	1,326,635	0	463,235
Portion of debt discount in deferred charges	0	239,851	0	118,136
Beneficial conversion feature recorded to additional paid-in capital	0	1,200,433	1,200,433	1,620,955
Preferred shares of subsidiary not converting at merger			0	1,184,450
Purchase of fixed assets financed under a capital lease obligation			11,599	0
Warrant Liability reclassified to paid-in capital			2,577,014
Issuance of warrant liability	$ 0	$ 1,114,439	$ 1,133,747	$ 741,028